Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 4,813,000	Infrastructure	ECUADOR	Decentralized Autonomous Parish Government of San Antonio	Warintza	Copper	Exploration	Open Pit
#: 2
	431,000	Fees	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit
#: 3
	125,000	Taxes	ECUADOR	Municipal Government Of Quito	Warintza	Copper	Exploration	Open Pit
#: 4
	126,000	Taxes	ECUADOR	Municipal Government Of Canton Morona	Warintza	Copper	Exploration	Open Pit
#: 5
	206,000	Taxes	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit
#: 6
	123,000	Taxes	ECUADOR	Municipal Government Of Limon Indanza	Warintza	Copper	Exploration	Open Pit
#: 7
	$ 458,000	Fees	ECUADOR	Government of Ecuador	Warintza	Copper	Exploration	Open Pit